SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of ordinary shares reflected in the condensed consolidated balance sheets

At December 31, 2021 and 2020, the ordinary shares reflected in the consolidated balance sheets are reconciled in the following table:

Gross proceeds	$276,000,000
Less:
Proceeds allocated to Public Warrants	(11,454,000)
Class A common stock issuance costs	(15,179,927)
Plus:
Remeasurement of carrying value to redemption value	26,667,374

Common stock subject to possible redemption, 12/31/20	276,033,447
Remeasurement of carrying value to redemption value	(33,447)
Common stock subject to possible redemption, 12/31/21	$276,000,000

Schedule of Earnings Per Share, Basic and Diluted

			For the Period from
			February 14, 2020
			(Inception) Through
	Year Ended December 31,		December 31,
	2021		2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common share
Numerator:
Allocation of net loss, as adjusted	$(10,318,466)	$(2,579,616)	$(10,719,238)	$(4,575,622)
Denominator:
Basic and diluted weighted average stock outstanding	27,600,000	6,900,000	15,218,692	6,496,262
Basic and diluted net loss per common share	$(0.37)	$(0.37)	$(0.70)	$(0.70)